GOING CONCERN (Tables)	12 Months Ended
Dec. 31, 2025
Going concern [Abstract]
Schedule of Working Capital and Liquid Equity Position
As of December 31, 2025, the Company's working capital and liquid equity position are as shown below:

	December 31,		December 31,
Description	2025	2024	Variation	2023	Variation

Net working capital	(23,169,625)	(15,684,277)	(7,485,348)	(9,704,733)	(5,979,544)
Equity	(29,038,062)	(30,435,270)	1,397,208	(21,327,848)	(9,107,422)